CONSOLIDATED STATEMENT OF CHANGES IN EQUITY IN SUMMARY - SEK (kr) kr in Millions		Share capital	Hedge reserve	Fair value reserve	Own credit risk	Defined benefit plans	Retained earnings.	Total
Balance at the beginning of the year at Dec. 31, 2016		kr 3,990	kr 96	kr 35		kr (1)	kr 13,016	kr 17,136
Net profit for the year							371	371	[1]
Other comprehensive income			(44)	(22)		(10)		(76)
Total comprehensive income			(44)	(22)		(10)	371	295	[1]
Dividend							(234)	(234)
Balance at the end of the year at Jun. 30, 2017	[2]	3,990	52	13		(11)	13,153	17,197
Balance at the beginning of the year at Dec. 31, 2016		3,990	96	35		(1)	13,016	17,136
Net profit for the year							772	772	[1]
Other comprehensive income			(71)	(26)		(3)		(100)
Total comprehensive income			(71)	(26)		(3)	772	672	[1]
Dividend							(234)	(234)
Balance at the end of the year at Dec. 31, 2017	[2]	3,990	25	9		(4)	13,554	17,574
Effects of the implementation of IFRS 9	[3]			(9)	kr (409)		432	14
Balance at the end of the year at Jan. 02, 2018		3,990	25		(409)	(4)	13,986	17,588
Balance at the beginning of the year at Dec. 31, 2017	[2]	3,990	25	kr 9		(4)	13,554	17,574
Net profit for the year	[1]							312
Other comprehensive income								110
Total comprehensive income	[1]							422
Balance at the end of the year at Jun. 30, 2018	[2]	3,990	15		(265)	(28)	14,066	17,778
Balance at the beginning of the year at Jan. 02, 2018		3,990	25		(409)	(4)	13,986	17,588
Net profit for the year							312	312
Other comprehensive income			(10)		144	(24)		110
Total comprehensive income			(10)		144	(24)	312	422
Dividend							(232)	(232)
Balance at the end of the year at Jun. 30, 2018	[2]	kr 3,990	kr 15		kr (265)	kr (28)	kr 14,066	kr 17,778

[1]	The entire profit is attributable to the shareholder of the Parent Company
[2]	The entire equity is attributable to the shareholder of the Parent Company.
[3]	The effects of IFRS 9 differ from the effects presented in Note 1b in SEK’s 2017 Annual Report. The difference is related to the calculation of accumulated gains and losses that arise from changes in SEK’s own credit risk, and do not have any net effect on equity.